Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 11, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2021 MXN ($)
Sales:
Trade			$ 1,669,517,127	$ 1,716,241,677	$ 2,378,002,959
Services income		$ 155,700	3,155,779	3,695,941	5,385,350
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(2,638,484)	(53,477,580)	(28,797,518)	(83,538,021)
Cost of sales		70,823,073	1,435,463,287	1,380,673,789	1,698,563,022
Gross income		9,064,994	183,732,039	310,466,311	601,287,266
Distribution, transportation and sale expenses		398,644	8,079,834	12,678,909	14,270,032
Administrative expenses		8,841,697	179,206,176	170,116,531	153,879,066
Impairment losses on trade receivables		(761,710)	(15,438,558)	(3,113,324)	(2,035,004)
Other revenue		915,124	18,548,009	15,635,955	39,941,073
Other expenses		766,979	15,545,352	17,242,136	25,585,553
Operating (loss) income		(788,912)	(15,989,872)	122,951,366	445,458,684
Financing income		773,123	15,669,883	18,210,377	27,227,965
Financing cost		7,839,925	158,901,950	152,171,381	159,683,880
Derivative financial instruments (cost) income, net		(1,361,448)	(27,594,230)	672,226	(22,862,951)
Foreign exchange (loss) income, net	$ 20,757,627	(15,021,104)	(304,452,236)	238,079,042	129,690,090
Profit sharing in associates		47,446	961,649	409,315	349,401
Total duties, taxes and other			290,281,198	219,999,281	320,180,839
Net (loss) income		(38,512,752)	(780,587,954)	8,151,664	99,998,470
Total current assets		21,686,807		538,540,746		$ 439,554,720
Total non-current assets		87,288,914		1,764,934,590		1,769,197,863
Total current liabilities		59,576,944		1,123,717,661		1,207,523,381
Total long-term liabilities		147,274,561		2,832,736,485		2,985,004,938
Total equity (deficit)		(97,875,784)		(1,652,978,810)	(1,768,822,225)	(1,983,775,736)	$ (2,170,000,783)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		7,245,315	146,850,208	137,555,276	139,771,815
Depreciation of rights of use		$ 297,518	6,030,194	5,886,840	5,963,778
Net periodic cost of employee benefits			146,182,612	141,415,705	129,333,812
Interest income			11,965,517	14,031,572	11,215,489
Interest cost			144,317,234	140,980,690	139,528,079
Intersegment eliminations
Sales:
Intersegment			(1,588,233,206)	(1,610,884,309)	(2,111,598,971)
Cost of sales			(1,545,084,824)	(1,509,793,447)	(2,030,684,206)
Gross income			(43,148,382)	(101,090,862)	(80,914,765)
Distribution, transportation and sale expenses			(1,772,009)	(10,757,344)	(5,230,757)
Administrative expenses			(41,408,534)	(90,281,862)	(75,502,649)
Other expenses				(55,023)	(286,734)
Operating (loss) income			27,078	3,367	105,375
Financing income			(317,832,573)	(220,190,080)	(251,733,654)
Financing cost			(317,805,494)	(220,186,716)	(251,628,278)
Profit sharing in associates			734,623,610	(103,529,822)	(213,987,481)
Net (loss) income			734,623,609	(103,529,819)	(213,987,482)
Total current assets				(3,096,701,174)		(3,675,846,301)
Total non-current assets				(566,102,945)		(450,532,299)
Total current liabilities				(3,096,630,883)		(3,675,760,337)
Total long-term liabilities				(1,256,151,287)		(1,458,503,067)
Total equity (deficit)				689,978,051		1,007,884,804
Net periodic cost of employee benefits			48,557
Eliminations And Reconciling Items
Sales:
Other expenses			5,083
Exploration and Production
Sales:
Trade			347,550,312	439,640,623	580,722,599
Intersegment			517,221,080	460,698,652	717,367,392
Services income			27,348	30,725	86,348
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			24,027,347	(2,353,077)	(60,438,070)
Cost of sales			533,614,774	492,999,594	599,574,788
Gross income			355,211,313	405,017,329	638,163,481
Distribution, transportation and sale expenses			641,499	705,144	451,339
Administrative expenses			47,302,354	78,844,955	64,390,637
Impairment losses on trade receivables					37,788
Other revenue			8,599,117	2,953,135	10,630,959
Other expenses			4,794,173	10,101,486	21,104,328
Operating (loss) income			311,072,404	318,318,879	562,885,924
Financing income			81,442,953	61,784,027	86,983,763
Financing cost			171,319,838	126,967,447	150,663,974
Derivative financial instruments (cost) income, net			(25,445,169)	7,314,615	(12,618,664)
Foreign exchange (loss) income, net			(95,489,278)	111,796,250	104,112,481
Profit sharing in associates			360,996	35,221	(649,968)
Total duties, taxes and other			189,239,536	218,982,795	328,808,439
Net (loss) income			(88,617,468)	153,298,750	261,241,123
Total current assets				909,819,796		1,122,872,816
Total non-current assets				910,837,120		938,768,113
Total current liabilities				629,264,289		696,209,532
Total long-term liabilities				1,727,159,904		1,934,280,036
Total equity (deficit)				(535,767,277)		(568,848,639)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			124,473,818	115,208,527	113,656,994
Depreciation of rights of use			313,825	313,017	390,857
Net periodic cost of employee benefits			41,263,714	39,404,972	36,284,710
Interest income			174,334	183,459	190,684
Interest cost			(3,921,496)	(721,838)	(96,942)
Industrial Transformation
Sales:
Trade			628,918,718	751,060,122	1,206,916,270
Intersegment			355,276,301	283,789,335	302,190,952
Services income			731,624	321,260	1,096,095
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			(78,049,865)	(25,568,713)	(25,615,351)
Cost of sales			1,119,899,412	1,148,635,601	1,577,012,772
Gross income			(213,022,634)	(139,033,597)	(92,424,806)
Distribution, transportation and sale expenses			9,130,174	22,473,849	18,148,532
Administrative expenses			54,975,089	62,852,084	60,136,092
Impairment losses on trade receivables			866,405	(2,762,874)	(1,851,742)
Other revenue			5,427,426	9,149,545	9,632,988
Other expenses			9,283,729	5,666,808	665,656
Operating (loss) income			(280,117,795)	(223,639,667)	(163,593,840)
Financing income			915,653	1,835,968	448,537
Financing cost			57,706,799	25,908,568	31,341,752
Derivative financial instruments (cost) income, net			215,388	570,701	(27,846)
Foreign exchange (loss) income, net			(242,811,794)	132,739,126	27,124,384
Profit sharing in associates			(4,688,971)	37,688	(1,332,437)
Net (loss) income			(584,194,318)	(114,364,752)	(168,722,954)
Total current assets				218,747,813		225,147,273
Total non-current assets				521,938,961		590,508,074
Total current liabilities				1,161,203,831		1,728,102,735
Total long-term liabilities				625,142,251		575,378,552
Total equity (deficit)				(1,045,659,308)		(1,487,825,940)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			10,011,687	11,087,095	15,173,731
Depreciation of rights of use			3,224,322	3,140,172	3,845,374
Net periodic cost of employee benefits			57,475,722	56,498,324	52,521,311
Interest income			561,859	832,721	399,495
Interest cost			3,310,989	3,351,937	4,083,467
Logistics
Sales:
Intersegment			90,057,618	96,564,079	89,622,240
Services income			414,098	1,380,704	1,582,712
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			582,923	(612,906)	2,121,045
Cost of sales			76,270,963	84,973,463	78,006,637
Gross income			14,783,676	12,358,414	15,319,360
Distribution, transportation and sale expenses			0	45	6,152
Administrative expenses			17,799,642	22,085,461	18,374,788
Impairment losses on trade receivables			(158,008)	(329,534)	(278,574)
Other revenue			828,787	932,509	333,558
Other expenses			483,210	590,957	(554,533)
Operating (loss) income			(2,828,397)	(9,715,074)	(2,452,063)
Financing income			19,927,846	18,720,533	12,494,966
Financing cost			378,866	387,557	545,053
Foreign exchange (loss) income, net			(425,181)	221,212	112,618
Profit sharing in associates			943	28	(254)
Total duties, taxes and other			42,551,529	1,539,042	(6,962,217)
Net (loss) income			(26,255,184)	7,300,100	16,572,431
Total current assets				274,384,409		294,804,303
Total non-current assets				162,309,993		127,928,147
Total current liabilities				89,855,544		86,307,404
Total long-term liabilities				83,574,554		71,857,552
Total equity (deficit)				263,264,304		264,567,494
Depreciation and amortization of wells, pipelines, properties, plant and equipment			6,144,377	5,999,033	5,938,265
Depreciation of rights of use			374,922	392,810	539,608
Net periodic cost of employee benefits			10,682,640	9,755,635	8,387,099
Interest income			22,641	40,720	61,685
Interest cost			378,805	387,052	532,791
DPRLP
Sales:
Trade			165,980,709	173,219,485	238,510,433
Intersegment			15,758,565	12,949,407	29,193,820
Services income			485	251	430,512
Cost of sales			181,283,153	173,140,717	243,355,903
Gross income			456,606	13,028,426	24,778,862
Administrative expenses			1,841,704	1,650,684	1,000,038
Other revenue			18,921	44,657	29,832
Other expenses			498,188	24,893	1,550,862
Operating (loss) income			(1,864,365)	11,397,506	22,257,794
Financing income			1,177,512	853,723	241,369
Financing cost			245,442	161,067	1,381,250
Derivative financial instruments (cost) income, net			99,580
Total duties, taxes and other			(1,827)	122,806	212,621
Net (loss) income			(830,888)	11,967,356	20,905,292
Total current assets				34,058,111		32,870,141
Total non-current assets				27,058,584		34,744,185
Total current liabilities				10,696,459		7,891,750
Total long-term liabilities				3,191,749		1,950,666
Total equity (deficit)				47,228,487		57,771,910
Depreciation and amortization of wells, pipelines, properties, plant and equipment			2,959,516	2,259,734	2,457,584
Depreciation of rights of use			604,758	548,953
Interest income			313,481	423,942	110,031
Interest cost			245,442	161,067	1,362,760
Trading Companies
Sales:
Trade			506,782,844	333,396,095	334,364,847
Intersegment			509,246,055	604,815,421	819,994,494
Services income			1,950,251	1,908,488	2,173,075
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			(37,985)	(191,786)	394,355
Cost of sales			1,007,097,423	922,943,882	1,146,203,099
Gross income			10,843,742	16,984,336	10,723,672
Distribution, transportation and sale expenses			31,101	141,909	777,900
Administrative expenses			3,528,532	3,435,669	2,768,334
Impairment losses on trade receivables			(16,155,808)	(2,876)	83,918
Other revenue			679,985	698,967	11,538,185
Other expenses			65,887	145,621	925,859
Operating (loss) income			(8,257,601)	13,957,228	17,873,682
Financing income			1,296,321	640,628	454,991
Financing cost			7,868,834	5,561,753	3,389,376
Derivative financial instruments (cost) income, net			(664,381)	(116,640)	(1,870,306)
Foreign exchange (loss) income, net			(800,834)	105,319	(258,955)
Profit sharing in associates			(3,151,006)	18,149,561	22,757,389
Total duties, taxes and other			2,702,256	1,914,357	(504,023)
Net (loss) income			(22,148,591)	25,259,986	36,071,448
Total current assets				235,899,424		287,375,832
Total non-current assets				101,729,105		130,862,284
Total current liabilities				182,349,198		255,198,459
Total long-term liabilities				1,247,810		1,814,052
Total equity (deficit)				154,031,521		161,225,605
Depreciation and amortization of wells, pipelines, properties, plant and equipment			272,350	285,737	350,789
Depreciation of rights of use			720,984	772,779	694,369
Net periodic cost of employee benefits			25,675	20,491	8,504
Interest income			497,110	172,028	56,852
Interest cost			5,707,946	4,509,516	2,978,799
Corporate Segment
Sales:
Intersegment			48,982,014	96,619,612	80,179,770
Services income			1,045	856	867
Cost of sales			1,249,656	1,269,012	1,188,124
Gross income			47,733,403	95,351,456	78,992,513
Distribution, transportation and sale expenses			7,859	59,298	111,401
Administrative expenses			86,635,110	83,534,109	75,097,855
Impairment losses on trade receivables				(6)	59,766
Other revenue			983,270	758,097	906,823
Other expenses			77,670	987	770,526
Operating (loss) income			(38,003,966)	12,515,153	3,979,320
Financing income			226,654,666	152,838,231	177,776,910
Financing cost			236,220,806	210,105,849	222,446,318
Derivative financial instruments (cost) income, net			(1,799,648)	(7,096,450)	(8,346,135)
Foreign exchange (loss) income, net			39,427,764	(11,196,911)	(2,577,191)
Profit sharing in associates			(716,122,380)	68,641,910	149,613,112
Total duties, taxes and other			54,351,481	(2,510,630)	(2,412,355)
Net (loss) income			(780,415,851)	8,106,714	100,412,053
Total current assets				1,850,711,295		2,040,342,693
Total non-current assets				158,576,028		(171,049,739)
Total current liabilities				2,071,859,608		2,051,344,378
Total long-term liabilities				1,590,289,886		1,801,449,926
Total equity (deficit)				(1,652,862,171)		(1,983,501,350)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			583,189	565,065	554,672
Depreciation of rights of use			573,733	602,527	402,661
Net periodic cost of employee benefits			36,622,124	35,701,990	32,090,167
Interest income			8,786,413	11,109,036	10,107,959
Interest cost			136,377,980	130,686,827	129,328,297
Other Operating Subsidiary Companies
Sales:
Trade			20,284,544	18,925,352	17,488,810
Intersegment			51,691,573	55,447,803	73,050,303
Services income			30,928	53,657	15,741
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net				(71,036)
Cost of sales			61,132,730	66,504,967	83,905,905
Gross income			10,874,315	7,850,809	6,648,949
Distribution, transportation and sale expenses			41,210	56,008	5,465
Administrative expenses			8,532,279	7,995,431	7,613,971
Impairment losses on trade receivables			8,853	(18,034)	(86,160)
Other revenue			2,010,503	1,099,045	6,868,728
Other expenses			337,412	766,407	1,409,589
Operating (loss) income			3,982,770	113,974	4,402,492
Financing income			2,087,505	1,727,347	561,083
Financing cost			2,966,859	3,265,856	1,544,435
Foreign exchange (loss) income, net			(4,352,913)	4,414,046	1,176,753
Profit sharing in associates			(10,061,543)	17,074,729	43,949,040
Total duties, taxes and other			1,438,223	(49,089)	1,038,374
Net (loss) income			(12,749,263)	20,113,329	47,506,559
Total current assets				111,621,072		111,987,963
Total non-current assets				448,587,744		567,969,098
Total current liabilities				75,119,615		58,229,460
Total long-term liabilities				58,281,618		56,777,221
Total equity (deficit)				426,807,583		$ 564,950,380
Depreciation and amortization of wells, pipelines, properties, plant and equipment			2,405,271	2,150,085	1,639,780
Depreciation of rights of use			217,650	116,582	90,909
Net periodic cost of employee benefits			64,180	34,293	42,021
Interest income			1,609,679	1,269,666	288,783
Interest cost			$ 2,217,568	$ 2,606,129	$ 1,338,907